Financial instruments (Details 7) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	106	(4)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(1,005)	426
Trading Revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	(6)	(277)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(1,079)	113
Other revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	112	273
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	74	313